Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Prepayments and other current assets [Abstract]
Prepaid minimum guarantee		81,764	[1]		[1]
Prepaid advertising expenses		70,663		2,430
Deferred cost		16,107
Loans to employees		3,871		1,380
Office rental deposits		1,647		1,617
Others		15,372		1,651
Total prepayments and other current assets	$ 30,529	189,424		7,078

[1]	Prepaid minimum guarantee is prepayment to game developers according to the payment terms of contracts, and this prepayment will be deducted by revenue sharing amount when future revenue is generated.